Additional Financial Statement Information - Schedule of Prepaid and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Prepaid expenses and other current assets
Prepaid expenses	$ 3,844	$ 1,737
Advances to suppliers	154	197
Other current assets	346	239
Total	$ 4,344	$ 2,173